Concentrations of Risk	6 Months Ended
Jun. 30, 2025
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK
22	CONCENTRATIONS OF RISK

Customer Concentration

For the period ended June 30, 2024, the Company generated total revenue of RM 19,655,442, of which three customers accounted for more than 53% of the Company’s total revenue.

For the period ended June 30, 2025, the Company generated total revenue of RM 47,867,433, of which three customers accounted for more than 56% of the Company’s total revenue.

	For the six months ended June 30,
	2025	2024	2025	2024	2025	2024
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
SM Prominent Sdn Bhd	10,558,412	6,486,237	22.06	33.00	2,827,798	1,246,548
KLC Ventures Sdn Bhd	6,976,853	2,412,767	14.58	12.28	880,025	467,595
Dencity Group Sdn Bhd	-	1,687,367	-	8.58	-	500,000
Rams Solutions Sdn Bhd	9,426,101	-	19.69	-	-	-
Total	26,961,366	10,586,371	56.33	53.86	3,707,823	2,214,143

Vendor Concentration

For the period ended June 30, 2024, the Company incurred cost of sale of RM 16,167,137, of which two vendor accounted for more than 67% of the Company’s total cost of sale.

For the period ended June 30, 2025, the Company incurred cost of sale of RM 38,335,906, of which two vendors accounted for more than 67% of the Company’s total cost of sale.

	For the six months ended June 30,
	2025	2024	2025	2024	2025	2024
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	10,282,944	7,274,889	40.03	48.67	-	-
Vendor B	15,345,772	2,793,236	26.82	18.69	316,000	-
Total	25,628,716	10,068,125	66.85	67.36	316,000	-